FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL RISK MANAGEMENT
16.	FINANCIAL RISK MANAGEMENT

16.1 Financial risk factors

For the purpose of managing financial risks, the Company’s Management has established a set of risk management policies designed to mitigate its exposure to the financial risks arising from its operations, including market risk (including foreign exchange risk, interest rate risk, and commodity price risk), credit risk and liquidity risk.

The Company’s risk management framework establishes that a risk map is determined that measures the potential impact of each of them on the financial situation and results of operations. Based on this, the Executive Officers are responsible for defining the policies, procedures, limits and measures aimed at mitigating the impact of said risks.

The sensitivity analyzes included below are based on the change in one of the factors while all others remain constant. In practice, this is unlikely to happen, and changes in several factors can be correlated, for example, in variations in the interest rate and variations in the foreign currency exchange rate.

Sensitivity analysis only provides limited vision, at one point in time. The actual impact on the Company’s financial instruments could vary significantly with respect to the impact shown in the sensitivity analysis.

16.1.1 Risk associated with exchange rates

Exchange rate risk management

In view of the main impacts of the aforementioned situation and those detailed in Note 1 to these Consolidated Financial Statements, the Company has implemented a series of measures to mitigate their impact. In this sense, the Company’s Management permanently monitors the evolution of the situations that affect its business, in order to determine the possible actions to be taken and identify the eventual impacts on its equity and financial situation. The Company considers that its current financial position will allow it to comply, in the short term, with its foreign currency commitments. The Company’s financial statements should be read in light of these circumstances.

The Company is primarily exposed to the fluctuation of the exchange rate of the U.S. dollar against the Argentine Peso due to the fact that almost its entire financial indebtedness is denominated in U.S. dollars. The exposure to other currencies is not significant.

As regards to the revenue derived from the Natural Gas Transportation segment, the tariffs charged by the Company are currently denominated in Argentine pesos. On the other hand, revenues in US dollars derived from the Liquids Production and Commercialization segment accounted for approximately 86% of the segment’s total revenues for the years ended December 31, 2025, 2024 and 2023. Total operating cost denominated in Argentine Pesos accounted for 70%, 74% and 81% for the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025, 2024 and 2023, 48%, 44% and 35% of total revenues are denominated in Argentine, respectively.

tgs’ financial risk management policies are defined with the objective of mitigating the impact of exchange rate fluctuations on the Company’s foreign currency position. To this end, alternative investment evaluations are regularly carried out to diversify tgs’ investment portfolio among instruments denominated in U.S. dollars or, although denominated in Argentine pesos, to obtain positive returns in real terms.

Additionally, if deemed appropriate, the Company enters into derivative financial instruments that allow hedging the fluctuation of the U.S. dollar on the positions in such currency in the long term.

However, the Company, in order to mitigate the impact on the future variation of the exchange rate, has placed funds in assets denominated in U.S. dollars. As of December 31, 2025 and 2024, 83% and 81% of the Company’s fund placements are denominated in U.S. dollars, respectively.

For further information regarding the Company’s foreign currency position see “Note 18. Foreign currency assets and liabilities”.

Management of the Company estimates that, based on the net asset / liability position as of December 31, 2025 and 2024, a 10% appreciation in the exchange rate of the U.S. dollar against the Argentine peso, with all other economic-financial variables stable, could have resulted in a pre-tax (loss) / income of (Ps. 17,398,781)and Ps. 14,153,193, respectively. A 10% depreciation of the U.S. dollar against the Argentine peso would have an equal and opposite effect on the Statement of Comprehensive Income. This sensitivity analysis is theoretical as the actual impacts could differ significantly and vary over time.

In order to mitigate the exchange rate risk, during fiscal year 2025, tgs entered into both forward purchase operations of US dollars, as well as investments in mutual funds linked to the US dollar in order to hedge exposure to the risk associated with the exchange rate that derives from its financial debt.

16.1.2 Interest rate risk

Interest rate risk management seeks to reduce financial costs and limit the Company’s exposure to increases in interest rates. tgs’ exposure to risks associated with interest rate variations is limited given that all of its financial debt is subject to fixed interest rates. Information regarding the Company’s financing is disclosed in Note 13.

In addition, the main objective of the Company’s financial investment activities is to obtain the highest return by investing in low-risk and highly liquid instruments. The Company maintains a portfolio of cash equivalents and short-term investments comprised of investments in mutual funds and deposits in interest-bearing bank accounts, public and private securities. The risk of these instruments is low since they are mostly short-term and highly liquid in recognized financial institutions.

As a consequence of the application of IAS 29, maintaining monetary assets generates loss of purchasing power, provided that such items are not subject to an adjustment mechanism that compensates to some extent the loss of purchasing power. This loss of purchasing power is included in the result of the period under gain on the net monetary position. On the contrary, maintaining monetary liabilities generates a gain in purchasing power, which are also included in such line item.

The Company’s risk management policies are defined with the objective of reducing the impact of the loss of purchasing power. During the 2025, 2024 and 2023 fiscal years the Company has maintained an asset net monetary position. As a consequence, tgs has recorded a net gain from exposure to inflation in the monetary items.

The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2025 and 2024:

	Financial assets		Financial liabilities
	2025	2024	2025 (1)	2024 (2)
Fix interest rate	355,915,568	357,298,924	1,695,810,929	744,740,236
Variable interest rate	84,626,165	23,306,406	-	-
Total	440,541,733	380,605,330	1,695,810,929	744,740,236
(1)	Includes 2031 and 2035 Notes. For further information see Note 13 to the Consolidated Financial Statements.
(2)	Includes 2031 Notes. For further information see Note 13 to the Consolidated Financial Statements.

In view of the nature of the Company’s financial assets which bear variable interest, an immediate 100 basis points decrease in the interest rate would not have a significant impact on the total value of the financial assets.

16.1.3 Commodity price risk

Commercial operations performed by the Company in its Liquids Production and Commercialization business segment are affected by a number of factors beyond its control, including changes in the international prices of the products sold, and government regulations on prices, taxes and other charges, among others.

The sales prices of exported propane, butane and natural gasoline are determined according to international reference prices (Mont Belvieu for propane and butane and NWE ARA for natural gasoline). Additionally, most of the total sales of propane and butane that are made in the domestic market are made at prices set by the Secretary of Energy for the different market segments.

These prices have historically fluctuated in response to macroeconomic conditions and changes in supply and demand, which could affect tgs’ profitability.

Based on volume of sales for the years ended December 31, 2025, 2024 and 2023, tgs estimated that, other factors being constant, a decrease of US$ 50 per ton in the international price of LPG and natural gasoline, respectively, would have decrease the Company’s net comprehensive income in its Liquids Production and Commercialization segment in Ps. 26,940,381, Ps. 25,798,380 and Ps. 38,794,154, respectively. On the other hand, an increase of US$ 50 per ton in the international price would have had the opposite effect.

16.1.4 Credit risk

The Company’s exposures to credit risk takes the form of a loss that would be recognized if counterparties failed to, or were unable to, meet their payment obligations. These risks may arise in certain agreements in relation to amounts owed for physical product sales, the use of derivative instruments, and the investment of surplus cash balances. This risk mainly results from economic and financial factors or from a possible default of counterparty.

The Company is subject to credit risk arising from outstanding receivables, cash and cash equivalents and deposits with banks and financial institutions, and from the use of derivative financial instruments. The Company’s policy is to manage credit exposure to trading counterparties within defined trading limits.

Trade and other receivables

If any of the Company’s customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, the Company assesses the credit quality of the customer taking into account its financial position, past experience and other factors. The Company may seek cash collateral, letter of credit or parent company guarantees, as considered appropriate.

As of December 31, 2025 and 2024, current and non-current trade receivables, net of impairment of financial assets, amounted to:

	2025	2024
Current trade receivables	206,862,154	205,634,711
Impairment of financial assets (1)	(10,247,410)	(396,975)
Total	196,614,744	205,237,736
(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 8.b).

Likewise, as of December 31, 2025 and 2024, the Company has credits for government grants for Ps. 12,720,094 and Ps. 14,314,749, respectively.

In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of revenues made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31, 2025, 2024 and 2023 and the revenues receivable balances (net of impairment of financial assets) as of December 31, 2025 and 2024 are set forth below:

	2025		2024		2023
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
MetroGAS	174,485,552	15,987,485	149,464,905	17,145,789	69,663,523
Camuzzi Gas Pampeana S.A.	128,717,014	11,886,991	110,945,340	12,782,415	51,765,249
Naturgy Argentina	105,363,391	10,241,960	90,476,927	11,097,891	42,146,510
CAMMESA	65,037,667	11,885,509	46,592,370	12,120,584	25,344,626
Pampa Energía	29,318,365	2,854,550	22,477,232	2,965,064	9,913,962
Camuzzi Gas del Sur S.A.	37,785,765	2,936,532	26,910,481	3,078,007	12,854,559

The amounts of Liquids Production and Commercialization revenues made to major customers during the years ended December 31, 2025, 2024 and 2023 and revenues receivable balances (net of impairment of financial assets) as of December 31, 2025 and 2024 are set forth below:

	2025		2024		2023
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
PBB Polisur	181,608,852	19,963,245	179,958,689	18,114,784	289,396,014
Geogas Trading S.A.	18,429,853	-	31,755,687	-	23,856,580
YPF	11,145,095	232,102	20,293,196	1,541,167	13,932,972
Petrobras Global Trading BV	24,475,284	12,881,086	11,066,646	-	5,462,983
Trafigura Beheer	72,487,009	10,526,686	102,499,183	7,254,443	118,437,631
Pampa Energía	14,755,983	798,214	21,178,139	3,127,822	24,652,572

The amounts of Midstream revenues made to major customers during the years ended December 31, 2025, 2024 and 2023 and revenues receivable balances (net of impairment of financial assets) as of December 31, 2025 and 2024 are set forth below:

	2025		2024		2023
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
Tecpetrol	31,734,016	6,164,032	27,267,816	5,117,874	33,267,404
Exxomobil Exploration	14,435,528	1,434,679	14,679,462	2,020,988	15,242,302
YPF	30,676,682	14,431,274	33,309,421	6,769,190	37,031,534
Vista Energy	9,863,658	1,528,803	10,330,411	2,011,121	5,900,375
Pluspetrol	58,626,600	6,621,468	51,352,203	9,263,706	35,415,185
Pampa Energía	95,856,234	22,251,107	65,242,027	11,239,896	50,511,084

The amounts of Telecommunication revenues made to major customers during the years ended December 31, 2025, 2024 and 2023 and revenues receivable balances (net of impairment of financial assets) as of December 31, 2025 and 2024 are set forth below:

	2025		2024		2023
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
Pampa Energia	233,981	123,911	142,899	46,710	127,558
Global Crossing	1,014,153	294,073	1,201,102	97,854	1,185,906
Silica Networks	2,917,775	232,799	4,711,344	296,351	4,911,745

Cash and financial placements

The credit risk on cash and cash equivalents and other financial placements is limited since tgs has short-term fund placement policies whose main objective is to obtain an adequate return based on market characteristics and minimizing risk exposure. These placements are diversified in different financial institutions with adequate credit ratings in order to limit exposure to a few financial institutions. The Company’s maximum exposure to credit risk will be given by the carrying value of assets included in cash and cash equivalents and other financial assets measured at amortized cost.

Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables, and (iv) other receivables as of December 31, 2025 and 2024:

	December 31, 2025
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	804,106,528	648,152,264	78,137
With specified maturity
Overdue
Until el 12-31-2024	-	-	8,253,226
From 01-01-25 to 03-31-25	-	-	281,751
From 04-01-25 to 06-30-25	-	-	369,185
From 07-01-25 to 09-30-25	-	-	1,878,813
From 10-01-25 to 12-31-25	-	-	19,010,071
Total overdue	-	-	29,793,046

Non-due
From 01-01-26 to 03-31-26	-	355,915,568	190,141,790
From 04-01-26 to 06-30-26	-	-	2,105
From 07-01-26 to 09-30-26	-	-	82,464
From 10-01-26 to 12-31-26	-	-	29,094
During 2027	-	-	427,896
During 2028	-	-	-
During 2029	-	-	-
From 2030 onwards	-	-	-

Total non-due	-	355,915,568	190,683,349
Total with specified maturity	-	355,915,568	220,476,395
Total	804,106,528	1,004,067,832	220,554,532
(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding impairment of financial assets.

	December 31, 2024
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	78,894,638	611,643,130	37,773
With specified maturity
Overdue
Until 12-31-2023	-	-	4,305,119
From 01-01-24 to 03-31-24	-	-	-
From 04-01-24 to 06-30-24	-	-	-
From 07-01-24 to 09-30-24	-	-	428,240
From 10-01-24 to 12-31-24	-	-	27,141,386
Total overdue	-	-	31,874,745

Non-due
From 01-01-25 to 03-31-25	-	316,551,696	189,223,365
From 04-01-25 to 06-30-25	-	-	2,438
From 07-01-25 to 09-30-25	-	-	64,152
From 10-01-25 to 12-31-25	-	40,747,228	29,412
During 2026	-	-	562,892
During 2027	-	-	-
During 2028	-	-	-
From 2029 onwards	-	-	-

Total non-due	-	357,298,924	189,882,259
Total with specified maturity	-	357,298,924	221,757,004
Total	78,894,638	968,942,054	221,794,777
(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding impairment of financial assets.

16.1.5 Liquidity risk

This risk involves the difficulties that tgs may have in meeting its commercial and financial obligations. To this end, the expected cash flow is regularly monitored.

tgs has policies for borrowing funds whose main objective is to cover financing needs at the lowest cost according to market conditions. One of the Company’s main objectives is to have financial solvency. Given the current conditions of the financial market, the Company believes that the availability of resources and the positive cash flow from operations are sufficient to meet its current obligations, despite having credit lines for borrowing funds.

Additionally, a methodology is used for the analysis and assignment of credit limits to the different financial entities in order to minimize the associated liquidity risk. In line with this, the Company invests its liquid funds in financial entities with an adequate credit rating.

Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2025 and 2024. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

	December 31, 2025
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until el 12-31-2024	-	1,006,895	-
From 01-01-25 to 03-31-25	-	311	-
From 04-01-25 to 06-30-25	-	311	-
From 07-01-25 to 09-30-25	-	311	-
From 10-01-25 to 12-31-25	-	311	-
Total overdue	-	1,008,139	-

Non-due
From 01-01-26 to 03-31-26	235,315,531	121,996,995	4,108,469
From 04-01-26 to 06-30-26	30,218,128	1,054,603	3,010,842
From 07-01-26 to 09-30-26	30,300,375	-	1,348,371
From 10-01-26 to 12-31-26	30,218,128	-	289,452
During 2027	121,037,007	-	1,238,755
During 2028	168,894,100	-	-
From 2029 onwards	2,016,921,000	-	-
Total non-due	2,632,904,269	123,051,598	9,995,889
Total with specified maturity	2,632,904,269	124,059,737	9,995,889
Total	2,632,904,269	124,059,737	9,995,889

	December 31, 2024
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2023	-	686,803	-
From 01-01-24 to 03-31-24	-	409	-
From 04-01-24 to 06-30-24	-	409	-
From 07-01-24 to 09-30-24	-	409	-
From 10-01-24 to 12-31-24	-	409	-
Total overdue	-	688,439	-

Non-due
From 01-01-25 to 03-31-25	66,093,990	155,790,491	2,794,252
From 04-01-25 to 06-30-25	29,347,029	1,227,672	2,794,252
From 07-01-25 to 09-30-25	28,271,670	-	2,794,252
From 10-01-25 to 12-31-25	-	-	2,794,252
During 2026	56,543,341	-	7,146,680
During 2027	56,543,341	-	1,140,305
From 2028 onwards	891,389,135	-	-
Total non-due	1,128,188,506	157,018,163	19,463,993
Total with specified maturity	1,128,188,506	157,706,602	19,463,993
Total	1,128,188,506	157,706,602	19,463,993

16.1.6 Capital management risk

The Company’s objectives in managing capital are to safeguard the Company’s ability to continue as a going concern, to achieve an optimal cost of capital structure and to support the investment process in order to provide returns to shareholders and benefits to other stakeholders.

tgs seeks to maintain a level of cash generation from its operating activities that will enable it to meet all of its commitments.

The Company monitors capital on the basis of the leverage ratio. This ratio is calculated as total financial debt (including “current financial debt” and “non-current financial debt” as shown in the Statement of Financial Position) divided by total capital. Total capital is calculated as “Shareholders’ Equity”, as shown in the Statement of Changes in Shareholders’ Equity, plus total financial debt.

During the years ended December 31, 2025 and 2024, the gearing ratio was as follows:

	2025	2024
Total debt (Note 13)	1,705,606,117	763,127,029
Total equity	3,127,865,472	2,938,157,586
Total capital	4,833,471,589	3,701,284,615
Gearing Ratio	0.35	0.21

16.2 Financial instruments by category and level of hierarchy

16.2.1 Categorization of financial instruments

Accounting policies for the categorization of financial instruments were explained in Note 4.e. In accordance with IFRS Accounting Standards 7 and 9, and IAS 32, non-financial assets and liabilities, such as contract and supplier liabilities, tax and social charges, income tax and deferred income tax are not included.

The categorization of financial assets and liabilities as of December 31, 2025 and 2024 is included below:

	December 31, 2025
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	196,614,744	196,614,744
Other receivables	-	13,270,484	13,270,484
Financial assets at amortized cost	-	355,915,568	355,915,568
Financial assets at fair value through profit or loss	648,152,264	-	648,152,264
Cash and cash equivalents	84,626,165	719,480,363	804,106,528
Total current assets	732,778,429	1,285,281,159	2,018,059,588

NON-CURRENT ASSETS
Other receivables	-	421,894	421,894
Total non-current assets	-	421,894	421,894
Total assets	732,778,429	1,285,703,053	2,018,481,482

	Financial liabilities at fair value	Financial liabilities at amortized cost	Total
CURRENT LIABILITIES
Trade payables	-	100,455,959	100,455,959
Loans	-	244,877,733	244,877,733
Payroll and social security taxes payables	-	23,202,072	23,202,072
Other payables	-	346,889	346,889
Total current liabilities	-	368,882,653	368,882,653

NON-CURRENT LIABILITIES
Loans	-	1,460,728,384	1,460,728,384
Total non-current liabilities	-	1,460,728,384	1,460,728,384
Total liabilities	-	1,829,611,037	1,829,611,037

	December 31, 2024
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	205,237,736	205,237,736
Other receivables	-	15,605,070	15,605,070
Financial assets at amortized cost	-	357,298,924	357,298,924
Financial assets at fair value through profit or loss	611,643,130	-	611,643,130
Cash and cash equivalents	23,306,406	55,588,232	78,894,638
Total current assets	634,949,536	633,729,962	1,268,679,498

NON-CURRENT ASSETS
Other receivables	-	554,996	554,996
Total non-current assets	-	554,996	554,996
Total assets	634,949,536	634,284,958	1,269,234,494

	Financial liabilities at fair value	Financial liabilities at amortized cost	Total
CURRENT LIABILITIES
Trade payables	-	100,927,529	100,927,529
Loans	-	103,129,469	103,129,469
Payroll and social security taxes payables	-	21,180,262	21,180,262
Other payables	-	320,957	320,957
Total current liabilities	-	225,558,217	225,558,217

NON-CURRENT LIABILITIES
Loans	-	659,997,560	659,997,560
Total non-current liabilities	-	659,997,560	659,997,560
Total liabilities	-	885,555,777	885,555,777

16.2.2 Fair value measurement hierarchy and estimates

According to IFRS 13, the fair value hierarchy introduces three levels of inputs based on the lowest level of input significant to the overall fair value. These levels are:

•
Level 1: includes financial assets and liabilities whose fair values are estimated using quoted prices (unadjusted) in active markets for identical assets and liabilities. The instruments included in this level primarily include balances in mutual funds and public or private bonds listed on the Bolsas y Mercados Argentinos S.A. (“BYMA”). Mutual funds mainly invest in highly liquid instruments with low price risk.

•
Level 2: includes financial assets and liabilities whose fair value is estimated using different assumptions quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (for example, derived from prices). Within this level, the Company includes those derivate financial instruments for which it was not able to find an active market.

•	Level 3: includes financial instruments for which the assumptions used in estimating fair value are not based on observable market information.

During 2025 and 2024, there were no transfers between the different hierarchies used to determine the fair value of the Company’s financial instruments or reclassifications between categories of financial instruments.

The tables below show different assets at their fair value classified by hierarchy as of December 31, 2025 and 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	84,626,165	-	-	84,626,165
Financial assets at fair value through profit or loss	648,152,264	-	-	648,152,264
Total	732,778,429	-	-	732,778,429

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	23,306,406	-	-	23,306,406
Financial assets at fair value through profit or loss	611,643,130	-	-	611,643,130
Total	634,949,536	-	-	634,949,536

The fair value amount of the financial assets is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of December 31, 2025, the carrying amount of certain financial instruments used by the Company, in cash, cash equivalents, other investments, accounts receivable and payable and short-term obligations is representative of fair value due to the short-term nature of these instruments.

The estimated fair value of Non-current loans is estimated based on quoted market prices. The following table reflects the carrying amount and estimated fair value of the 2031 Notes and 2035 Notes at December 31, 2025, based on their quoted market price:

	As of December 31, 2025
	Carrying amount	Fair value
2031 Notes	725,337,862	741,824,475
2035 Notes	713,835,319	720,297,750